IDS
                                                                     High Yield
                                                                     Tax-Exempt
                                                                           Fund

                                                             1998 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)


(icon of) padlock

The goal of IDS High Yield Tax-Exempt Fund, Inc. is to provide high yield generally exempt from federal income taxes.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


Distributed by American Express Financial Advisors Inc.

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More Yield, Less Taxes

Most of the time, making money means paying taxes. But investors still can enjoy income that generally is free from federal taxes by taking advantage of tax-exempt bonds. High Yield Tax-Exempt Fund strives to provide the maximum amount of tax-free income by focusing on municipal bonds that pay above-average interest. However, certain income may be subject to state or local or the alternative minimum tax. To reduce the investment risk, the Fund holds a large, widely diversified portfolio of bonds providing protection to shareholders seeking to avoid the impact of default by an individual bond. The result may be a superior after-tax return for investors in higher tax brackets.


IDS HIGH YIELD TAX-EXEMPT FUND (This annual report is not part of the prospectus.)

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Table of Contents

1998 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                        4
From the Portfolio Manager                               4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Making the Most of the Fund                              8
The Fund's Long-term Performance                         9
Independent Auditors' Report (Fund)                     10
Financial Statements (Fund)                             11
Notes to Financial Statements (Fund)                    14
Independent Auditors' Report (Portfolio)                19
Financial Statements (Portfolio)                        20
Notes to Financial Statements (Portfolio)               23
Investments in Securities                               27
Federal Income Tax Information                          80


1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 4p
Past Performance                                      6p
Fees and Expenses                                     8p
Management                                            9p
Buying and Selling Shares                             9p
Valuing Fund Shares                                   9p
Investment Options                                   10p
Purchasing Shares                                    11p
Sales Charges                                        14p
Exchanging/Selling Shares                            18p
Distributions and Taxes                              22p
Personalized Shareholder Information                 24p
Master/Feeder Structure                              25p
About the Company                                    26p
Quick Telephone Reference                            28p
Financial Highlights                                 29p
Appendix                                             31p


(This annual report is not part of the prospectus.)      ANNUAL REPORT -- 1998

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From the Chairman

(picture of) William R. Pearce
William R. Pearce
Chairman of the board

If you're an experienced investor, you know that the past 12 months was a highly volatile period in many financial markets. But history tells us that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

That potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



William R. Pearce




From the Portfolio Manager

(picture of) Kurt Larson
Kurt Larson
Portfolio manager

A largely favorable environment for bonds prevailed during the past fiscal year, enabling IDS High Yield Tax-Exempt Fund to enjoy a productive period. For the 12 months -- December 1997 through November 1998 -- the Fund's Class A shares generated a total return, which includes net asset value change and dividends, of 6.67%. Consistent with the Fund's investment objective, dividend payments to shareholders made up the greatest portion of the return.

The driving force in the bond market early in the period was the financial crisis that first hit Asia in October 1997. Investors quickly concluded that the situation would ultimately result in slower economic growth in the United States and, thus, a continuance of the low rate of inflation. That potential scenario sent long-term interest rates lower through early January, enhancing bond values in the process. (Falling rates boost bond prices, while rising rates depress them.)

After several uneventful months, the bond market got another boost from mid-July through September when the so-called "Asian flu" struck again, this time in Russia and Latin America. As before, investors sought out the perceived safety of U.S. bonds, and their buying drove interest rates down and bond prices up. The rally was snuffed out during the final two months, however, as rates reversed direction.

A SURGE IN SUPPLY
As for municipal bonds in particular, their performance was considerably muted compared with U.S. Treasury bonds, which were the chief beneficiary of investors' desire for a safe-haven investment. In addition, the municipal market was flooded with a huge supply of bonds, as issuers took advantage of an environment that allowed them to issue securities paying historically low interest rates. Those factors combined to limit the price appreciation of municipals.

The low-interest-rate environment also meant a slight decline in the Fund's dividend, which has been the trend in recent years. Although the Fund does invest in below-investment-grade municipal bonds (about 20% of assets during the 12 months) to enhance its payout, I haven't lowered the Fund's credit-quality standards to counter the declining-rate pattern. My reasoning is that a modest increase in the Fund's dividend wouldn't justify the increased risk inherent in adding more lower-grade bonds.

The only change of note to the portfolio was a modest lengthening of its duration early in the period. (Duration determines how sensitive the Fund's net asset value is to interest-rate fluctuations. A longer duration increases the sensitivity.) That strategy paid off when rates came down over the winter and again from mid-summer through September.

As the new fiscal year begins, I think the fundamentals -- especially the still-tame inflation rate -- continue to favor municipal bonds. While a continuation of the low-inflation trend won't preclude some volatility in interest rates and, therefore, the bond market, I think that it will provide solid, longer-term support.



Kurt Larson


(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1998

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998                                                 $4.68
Nov. 30, 1997                                                 $4.64
Increase                                                      $0.04

Distributions -- Dec. 1, 1997 - Nov. 30, 1998
From income                                                   $0.26
From capital gains                                            $ --
Total distributions                                           $0.26

Total return*                                                +6.67%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998                                                 $4.68
Nov. 30, 1997                                                 $4.64
Increase                                                      $0.04

Distributions -- Dec. 1, 1997 - Nov. 30, 1998
From income                                                   $0.22
From capital gains                                            $ --
Total distributions                                           $0.22

Total return*                                                +5.85%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998                                                 $4.68
Nov. 30, 1997                                                 $4.64
Increase                                                      $0.04

Distributions -- Dec. 1, 1997 - Nov. 30, 1998
From income                                                   $0.26
From capital gains                                            $ --
Total distributions                                           $0.26

Total return*                                                +6.73%**

* The prospectus discusses the effect of sales charges, if any, on the various classes.

** The total return is a hypothetical investment in the Fund with all distributions reinvested.


IDS HIGH YIELD TAX-EXEMPT FUND (This annual report is not part of the prospectus.)


The 10 Largest Holdings

                                                                 Percent                                       Value
                                                         (of net assets)                        (as of Nov. 30, 1998)
New York City Municipal Water Financial Authority
Water & Sewer System Revenue Bonds Series A
 6.25% 2021                                                         .98%                                 $58,594,124

Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1991A
 5.75% 2019                                                         .93                                   55,646,250

New Hampshire Industrial Development Authority
Pollution Control Revenue Bonds
State Public Service Series 1991B
 7.50% 2021                                                         .91                                   54,766,139

Northern California Power Agency Geothermal 3 Revenue Bonds
 5.00% 2009                                                         .83                                   49,653,860

Utah Intermountain Power Agency Power Supply
Refunding Revenue Bonds Series 1996C
 5.70% 2017                                                         .82                                   49,294,980

Monroe County Michigan Pollution Control
Revenue Bonds Detroit Edison A.M.T.
 7.75% 2019                                                         .71                                   42,671,440

Puerto Rico Electric Power Agency Revenue Bonds Series N
 6.00% 2010                                                         .68                                   40,538,800

Dormitory Authority New York City University
System Consolidated 2nd Generation Resource
Revenue Bonds Series 1990C
 6.00% 2016                                                         .67                                   40,500,361

Washington Public Power Supply System
Nuclear Project 1 Revenue Bonds Series 1990A
 6.00% 2017                                                         .67                                   40,372,465

Texas  Alliance  Airport  Authority  Special  Facility
Revenue  Bonds  American Airlines Series 1990 A.M.T.
 7.50% 2029                                                         .67                                   40,120,476

Note: Certain of the Portfolio's investment income may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in securities" herein.

(icon of) pie chart
                        The 10 holdings here
                        make up 7.87% of the net assets


(This annual report is not part of the prospectus.)      ANNUAL REPORT -- 1998

Making the Most of the Fund


BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

     Jan  Feb  Mar  Apr  May  Jun
$15                 $16  $18  $20
$10  $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8             $8   $10
$ 5            $5   $5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8   $6             $7
$ 5                 $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.


IDS HIGH YIELD TAX-EXEMPT FUND             (This annual report is not part of
the prospectus.)

The Fund's Long-term Performance

            How $10,000 has grown in IDS High Yield Tax-Exempt Fund


$20,000                   Lehman Brothers
                     Municipal Bond Index
                                                                         $19,819
                                                                  IDS High Yield
$10,000                                                          Tax-Exempt Fund
                                                                         Class A
$9,500


1988    1989    1990    1991    1992    1993    1994    1995   1996   1997  1998

 Average annual total return (as of Nov. 30, 1998):

             1 year            Since           5 years          10 years
                             inception*
 Class A     +1.33%              --%            +4.91%            +7.08%
 Class B     +1.85%           +6.13%               --%               --%
 Class Y     +6.73%           +7.59%               --%               --%

*Inception date was March 20, 1995.

Assumes: Holding period from 12/1/88 to 11/30/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $9,697. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal Bond Index. In comparing High YieldTax-Exempt Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index is made up of a representative list of general obligation, revenue, insured and prefunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in High Yield Tax-Exempt Fund.

(This annual report is not part of the prospectus.)     ANNUAL REPORT -- 1998

The  financial   statements   contained  in  Post-Effective   Amendment  #37  to
Registration Statement No. 2-63552 filed on or about January 26, 1999, are incorporated herein by reference.

Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on your year-end statement.

IDS High Yield Tax-Exempt Fund, Inc.
Fiscal year ended Nov. 30, 1998

Class A

Exempt-interest dividends -- taxable status explained below.
Payable date                                                   Per share

Dec. 26, 1997                                                   $0.02232
Jan. 28, 1998                                                    0.02362
Feb. 26, 1998                                                    0.02237
March 26, 1998                                                   0.01963
April 28, 1998                                                   0.02347
May 27, 1998                                                     0.02004
June 25, 1998                                                    0.02046
July 27, 1998                                                    0.02231
Aug. 26, 1998                                                    0.02117
Sept. 24, 1998                                                   0.02052
Oct. 26, 1998                                                    0.02218
Nov. 24, 1998                                                    0.02076
Total                                                           $0.25885

Taxable dividend -- income distribution.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.00035
Total distributions                                             $0.25920

Class B

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.01934
Jan. 28, 1998                                                    0.02041
Feb. 26, 1998                                                    0.01956
March 26, 1998                                                   0.01693
April 28, 1998                                                   0.02028
May 27, 1998                                                     0.01725
June 25, 1998                                                    0.01766
July 27, 1998                                                    0.01923
Aug. 26, 1998                                                    0.01828
Sept. 24, 1998                                                   0.01771
Oct. 26, 1998                                                    0.01907
Nov. 24, 1998                                                    0.01797
Total                                                           $0.22369

Taxable dividend -- income distribution.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.00035
Total distributions                                             $0.22404

Class Y

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.02261
Jan. 28, 1998                                                    0.02394
Feb. 26, 1998                                                    0.02269
March 26, 1998                                                   0.01993
April 28, 1998                                                   0.02383
May 27, 1998                                                     0.02032
June 25, 1998                                                    0.02073
July 27, 1998                                                    0.02261
Aug. 26, 1998                                                    0.02145
Sept. 24, 1998                                                   0.02080
Oct. 26, 1998                                                    0.02252
Nov. 24, 1998                                                    0.02106
Total                                                           $0.26249

Taxable dividend -- income distribution.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.00035
Total distributions                                             $0.26284

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

Source of income by state
Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 1998 are listed below.

Alabama                                      0.468%
Alaska                                       0.233
Arizona                                      1.168
Arkansas                                     0.070
California                                   8.525
Colorado                                     7.446
Connecticut                                  0.026
Florida                                      4.353
Georgia                                      2.112
Hawaii                                       0.360
Idaho                                        0.012
Illinois                                     7.826
Indiana                                      2.388
Iowa                                         0.732
Kansas                                       0.024
Kentucky                                     1.071
Louisiana                                    3.033
Maine                                        0.118
Maryland                                     0.668
Massachusetts                                3.152
Michigan                                     4.270
Minnesota                                    4.124
Mississippi                                  0.763
Missouri                                     0.711
Montana                                      0.008
Nebraska                                     0.024
Nevada                                       0.761
New Hampshire                                2.333
New Jersey                                   0.223

New Mexico                                   1.851
New York                                     9.183
North Carolina                               3.519
North Dakota                                 0.335
Ohio                                         3.418
Oklahoma                                     1.240
Oregon                                       0.614
Pennsylvania                                 4.407
Puerto Rico                                  0.917
South Carolina                               0.981
South Dakota                                 0.556
Tennessee                                    0.440
Texas                                        7.333
Utah                                         1.757
Virginia                                     0.727
Washington                                   2.980
Washington, DC                               0.624
West Virginia                                1.161
Wisconsin                                    0.682
Wyoming                                      0.273

IDS HIGH YIELD TAX-EXEMPT FUND            (This annual report is not part of
the prospectus.)


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                                                                S-6430 N (1/99)

IDS High Yield Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN 55440-0010